Financial Instruments - Summary of Treasury Lock contracts (Detail) - Cash flow hedges [member] - Treasury Lock contracts [Member] $ in Millions	12 Months Ended
Dec. 31, 2019 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020
Notional Amount	$ 10,365
Fair Value Liability	0
Fair Value Asset	$ 102